SIGNIFICANT ACCOUNTING POLICIES - Future Adoption of New Accounting Pronouncements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	$ (86)	$ (85)	$ (10)
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)		$ (13)	$ (9)